Net income per ordinary share (Tables)	3 Months Ended
Mar. 31, 2016
Reconciliation of Number of Shares Used in Computation of Basic and Diluted Net Income Per Ordinary Share
The reconciliation of the number of shares used in the computation of basic and diluted net income per ordinary share is as follows:

	Three Months Ended
	March 31,	March 31,
	2016	2015

Weighted average number of ordinary shares outstanding for basic net income per ordinary share	55,011,019	60,281,059
Effect of dilutive share options outstanding	1,231,145	1,575,288
Weighted average number of ordinary shares for diluted net income per ordinary share	56,242,164	61,856,347